FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Detail Textuals)	12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2017 CAD ($)
Disclosure Of Financial Instruments And Risk Management [Line Items]
Current assets		$ 5,534,124	$ 627,160
Current liabilities		4,823,718	$ 1,578,141
Currency risk
Disclosure Of Financial Instruments And Risk Management [Line Items]
Current assets		1,049,577
Current liabilities		$ 2,524,740
Other comprehensive income/loss	$ 11,000
Interest rate risk | Top of range
Disclosure Of Financial Instruments And Risk Management [Line Items]
Percentage of interest rate		14.40%
Interest rate risk | Bottom of range
Disclosure Of Financial Instruments And Risk Management [Line Items]
Percentage of interest rate		0.00%